UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony International Equity Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.7%

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 1.2%

3,374	European Aeronautic Defence & Space Company	$226,104

	Airlines – 1.1%

3,845	Ryanair Holdings PLC, (2)	214,551

	Automobiles – 2.7%

4,300	Fuji Heavy Industries Limited	119,061

1,700	Honda Motor Company Limited	59,354

5,804	Toyota Motor Corporation	348,567
	Total Automobiles	526,982

	Banks – 9.0%

5,718	Australia and New Zealand Banking Group Limited	179,762

9,393	Banco Santander, S.A., ADR	98,136

1,935	BNP Paribas SA	131,274

12,068	DnB NOR ASA	220,747

6,529	Hang Seng Bank	106,902

15,786	HSBC Holdings PLC	160,179

8,861	Mitsubishi UFJ Financial Group, Inc., ADR	54,318

29,279	Mizuho Financial Group	60,116

25,000	Oversea-Chinese Banking Corporation Limited	191,475

1,316	Societe Generale	68,935

7,969	Standard Chartered PLC	162,839

5,173	Sumitomo Mitsui Financial Group	216,714

11,254	UniCredit SpA	94,233
	Total Banks	1,745,630

	Beverages – 1.8%

3,700	Asahi Group Holdings, Limited	116,144

15,838	Coca-Cola Amatil Limited	141,280

2,971	Diageo PLC	94,878
	Total Beverages	352,302

	Biotechnology – 1.6%

1,573	Actelion Limited	199,020

2,127	Grifols SA	116,253
	Total Biotechnology	315,273

	Capital Markets – 2.0%

3,554	Credit Suisse Group	101,634

Nuveen Investments	1

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

3,907	Deutsche Bank AG	$137,465

8,298	UBS AG	152,242
	Total Capital Markets	391,341

	Chemicals – 4.0%

24,000	Asahi Kasei Corporation	183,604

813	BASF AG	94,659

1,972	Johnson Matthey PLC	104,621

8,073	Kuraray Company Limited	102,322

1,522	Methanex Corporation, DD	94,097

4,332	Nitto Denko Corporation	202,991
	Total Chemicals	782,294

	Commercial Services & Supplies – 0.6%

4,287	Aggreko PLC	121,057

	Computers & Peripherals – 0.3%

2,000	Canon Inc.	65,071

	Construction & Engineering – 1.5%

3,652	Royal Boskalis Westminster NV	209,454

10,700	Shimizu Corporation	75,731
	Total Construction & Engineering	285,185

	Diversified Financial Services – 1.8%

19,071	ING Groep N.V., Ordinary Shares, (2)	267,929

4,800	Orix Corporation	79,554
	Total Diversified Financial Services	347,483

	Diversified Telecommunication Services – 1.9%

39,078	BT Group PLC	257,414

197,000	PCCW Limited	117,431
	Total Diversified Telecommunication Services	374,845

	Electric Utilities – 0.5%

1,837	Elia System Operator SA NV	92,818

	Electrical Equipment – 3.0%

2,559	ABB Limited	58,925

7,345	Nidec Corporation, ADR	113,040

2,239	Osram Licht AG, (2)	112,931

4,292	Sensata Technologies Holdings, (2)	200,780

1,928	Vesta Wind Systems A/S, (2)	97,270
	Total Electrical Equipment	582,946

	Electronic Equipment & Instruments – 1.5%

3,500	Hoya Corporation	116,292

2	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

400	Keyence Corporation	$174,503
	Total Electronic Equipment & Instruments	290,795

	Energy Equipment & Services – 0.4%

4,144	Subsea 7 SA	77,288

	Food & Staples Retailing – 3.0%

9,785	Jeronimo Martins SGPS	160,984

6,143	Kononklijke Ahold NV	115,323

112,131	Sonae	184,096

5,493	X5 Retail Group NV, GDR, (2)	118,594
	Total Food & Staples Retailing	578,997

	Food Products – 3.3%

3,285	Nestle S.A.	254,487

2,610	Nutreco NV	115,347

5,784	Unilever PLC, ADR	262,416
	Total Food Products	632,250

	Health Care Providers & Services – 0.9%

5,338	Fresenius Medical Care AG	178,770

	Household Durables – 1.2%

2,858	Berkely Group Holdings	118,269

5,902	Brookfield Residential Properties Inc., (2)	122,467
	Total Household Durables	240,736

	Industrial Conglomerates – 0.5%

747	Siemens AG, Sponsored ADR	98,656

	Insurance – 6.9%

31,600	AIA Group Limited	159,011

753	Allianz AG ORD Shares	125,483

2,280	Hannover Rueckversicherung AG	205,459

4,977	Prudential Corporation PLC	114,222

3,463	Prudential Corporation PLC	158,882

5,326	SCOR SE	183,197

378	Swiss Life Holding AG	89,641

2,400	Tokio Marine Holdings Inc.	78,938

8,583	UNIQA Insurance Group AG	110,334

3,466	XL Capital Ltd, Class A	113,442
	Total Insurance	1,338,609

	Internet & Catalog Retail – 0.5%

531	Vipshop Holdings Limited, (2)	99,690

Nuveen Investments	3

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services – 0.8%

9,840	Tencent Holdings Limited	$150,449

	Life Sciences Tools & Services – 0.7%

3,967	WuXi PharmaTech Inc., (2)	130,356

	Machinery – 1.3%

3,294	Kone OYJ	137,479

4,827	Nabtesco Corporation	106,732
	Total Machinery	244,211

	Media – 1.0%

8,820	WPP Group PLC	192,305

	Metals & Mining – 3.4%

2,775	BHP Billiton Limited	93,939

1,536	BHP Billiton Limited, Sponsored ADR	105,139

22,956	Fortescue Metals Group Limited	94,162

5,817	MMC Norilsk Nickel OJSC, (3)	115,816

3,217	Rio Tinto Limited	179,915

4,300	Sumitomo Metal Mining Company, Limited	69,824
	Total Metals & Mining	658,795

	Multiline Retail – 1.1%

2,018	Next PLC	223,621

	Oil, Gas & Consumable Fuels – 7.3%

9,935	BG Group PLC	209,984

15,296	BP PLC	134,788

4,848	Repsol SA	127,855

7,329	Royal Dutch Shell PLC, Class B Shares	318,902

2,680	StatoilHydro ASA	82,316

3,730	StatoilHydro ASA, Sponsored ADR	114,996

2,700	Suncor Energy, Inc., DD	115,131

2,922	Total SA	211,178

2,961	Woodside Petroleum Limited	114,670
	Total Oil, Gas & Consumable Fuels	1,429,820

	Personal Products – 0.6%

641	L’Oreal	110,461

	Pharmaceuticals – 12.5%

2,488	AstraZeneca PLC, Sponsored ADR	184,883

2,600	Bayer AG	367,233

3,351	GlaxoSmithKline PLC	89,694

1,114	Merck KGaA	96,695

3,437	Novartis AG	311,221

4	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

1,487	Novartis AG, Sponsored ADR	$134,618

5,369	Novo Nordisk A/S, Class B	247,109

635	Roche Holdings AG, Sponsored ADR	189,397

2,979	Sanofi-Aventis	158,393

943	Sanofi-Synthelabo, SA	100,175

5,338	Shire plc, ADR	417,490

2,694	Teva Pharmaceutical Industries Limited, Sponsored ADR	141,219
	Total Pharmaceuticals	2,438,127

	Real Estate Investment Trust – 1.4%

8,945	H&R Real Estate Investment Trust, WI/DD	194,149

3	Scentre Group, (2)	10

12,766	Westfield Corporation, DD	86,070
	Total Real Estate Investment Trust	280,229

	Real Estate Management & Development – 1.9%

1,912	Altisource Portfolio Solutions SA, (2)	219,077

7,000	Daiwa House Industry Company Limited	145,106
	Total Real Estate Management & Development	364,183

	Road & Rail – 1.0%

700	Central Japan Railway Company	99,847

1,100	East Japan Railway Company	86,638
	Total Road & Rail	186,485

	Semiconductors & Equipment – 2.5%

2,084	ASML Lithography Holding NV	194,375

4,479	NXP Semiconductors NV, (2)	296,420
	Total Semiconductors & Equipment	490,795

	Software – 1.8%

2,097	Check Point Software Technology Limited, (2)	140,562

10,994	Giant Interactive Group, Inc., ADR	130,169

11,500	GungHo Online Entertainment, Inc.	74,241
	Total Software	344,972

	Textiles, Apparel & Luxury Goods – 2.3%

4,044	Burberry Group PLC	102,637

1,099	LVMH Moet Hennessy	211,884

41,534	Yue Yuen Industrial Holdings Limited	140,672
	Total Textiles, Apparel & Luxury Goods	455,193

	Tobacco – 0.8%

1,630	British American Tobacco PLC	97,022

487	British American Tobacco PLC, Sponsored ADR	57,992
	Total Tobacco	155,014

Nuveen Investments	5

Nuveen Symphony International Equity Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Trading Companies & Distributors – 3.0%

12,972	Ashtead Group PLC			$194,252

14,100	Itochu Corporation			181,078

13,010	Mitsui & Company Limited			208,561
	Total Trading Companies & Distributors			583,891

	Water Utilities – 0.5%

88,000	Guangdong Investment Limited			101,166

	Wireless Telecommunication Services – 3.6%

2,500	KDDI Corporation			152,485

1,846	Millicom International Cellular SA			169,085

3,200	Softbank Corporation			238,267

44,332	Vodafone Group PLC			147,946
	Total Wireless Telecommunication Services			707,783
	Total Common Stocks (cost $17,587,477)			19,207,529

Shares	Description (1)			Value

	COMMON STOCK RIGHT – 0.0%

2,212	Repsol YPF SA Stock Rights, (2)			$1,505
	Total Common Stock Right (cost $1,457)			1,505
	Total Long-Term Investments (cost $17,588,934)			19,209,034

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.5%

$102	Repurchase Agreement Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $101,834, collateralized by $100,000 U.S. Treasury Notes, 2.625%, due 8/15/20, value $105,000	0.000%	7/01/14	$101,834
	Total Short-Term Investments (cost $101,834)			101,834
	Total Investments (cost $17,690,768) – 99.2%			19,310,868
	Other Assets Less Liabilities – 0.8%			152,403
	Net Assets – 100%			$19,463,271

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$19,091,712	$115,817	$ —	$19,207,529
Common Stock Right	1,505	—	—	1,505
Short-Term Investments:
Repurchase Agreements	—	101,834	—	101,834
Total	$19,093,217	$217,651	$ —	$19,310,868

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$2,667,976	$—	$—	$(2,667,976)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $17,696,839.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$1,770,458
Depreciation	(156,429)
Net unrealized appreciation (depreciation) of investments	$1,614,029

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.

ADR	American Depositary Receipt.

DD	Investment, or portion of investment, purchased on a delayed delivery basis.

GDR	Global Depositary Receipt.

Nuveen Investments	7

Nuveen Symphony Large-Cap Growth Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.1%

	COMMON STOCKS – 99.1%

	Aerospace & Defense – 3.3%

9,187	BE Aerospace Inc., (2)	$849,706

14,185	Boeing Company	1,804,758

13,182	Honeywell International Inc.	1,225,267

13,925	United Technologies Corporation	1,607,641
	Total Aerospace & Defense	5,487,372

	Air Freight & Logistics – 1.0%

15,347	United Parcel Service, Inc., Class B	1,575,523

	Airlines – 0.3%

19,108	Southwest Airlines Co.	513,241

	Apparel, Accessories & Luxury Goods – 1.4%

13,649	Michael Kors Holdings Limited, (2)	1,209,984

17,964	VF Corporation	1,131,732
	Total Apparel, Accessories & Luxury Goods	2,341,716

	Auto Components – 1.1%

19,547	Delphi Automotive PLC	1,343,661

19,129	Gentex Corporation	556,463
	Total Auto Components	1,900,124

	Beverages – 3.2%

26,746	Coca-Cola Company	1,132,961

17,343	Coca-Cola Enterprises Inc.	828,649

10,834	Constellation Brands, Inc., Class A, (2)	954,800

27,485	PepsiCo, Inc.	2,455,510
	Total Beverages	5,371,920

	Biotechnology – 5.0%

4,261	Alexion Pharmaceuticals Inc., (2)	665,781

16,330	Amgen Inc.	1,932,982

5,580	Biogen Idec Inc., (2)	1,759,430

14,419	Celgene Corporation, (2)	1,238,304

26,348	Gilead Sciences, Inc., (2)	2,184,513

5,038	Vertex Pharmaceuticals Inc., (2)	476,998
	Total Biotechnology	8,258,008

	Building Products – 0.5%

14,392	Allegion PLC	815,739

8	Nuveen Investments

Shares	Description (1)	Value

	Capital Markets – 2.1%

7,534	Affiliated Managers Group Inc., (2)	$1,547,484

8,302	Ameriprise Financial, Inc.	996,240

35,461	Charles Schwab Corporation	954,965
	Total Capital Markets	3,498,689

	Chemicals – 3.9%

23,146	LyondellBasell Industries NV	2,260,207

13,956	Methanex Corporation	862,202

4,993	Monsanto Company	622,827

6,326	PPG Industries, Inc.	1,329,409

17,460	Westlake Chemical Corporation	1,462,450
	Total Chemicals	6,537,095

	Communication Equipment – 2.2%

7,949	F5 Networks, Inc., (2)	885,837

30,328	Finisar Corporation, (2)	598,978

28,165	QUALCOMM, Inc.	2,230,668
	Total Communication Equipment	3,715,483

	Construction & Engineering – 0.3%

14,529	Quanta Services Incorporated, (2)	502,413

	Consumer Finance – 0.7%

13,863	Capital One Financial Corporation	1,145,084

	Containers & Packaging – 0.8%

21,803	Owens-Illinois, Inc., (2)	755,256

7,684	Packaging Corp. of America	549,329
	Total Containers & Packaging	1,304,585

	Diversified Financial Services – 1.2%

4,122	Intercontinental Exchange, Inc.	778,646

14,678	Moody’s Corporation	1,286,673
	Total Diversified Financial Services	2,065,319

	Diversified Telecommunication Services – 2.5%

83,784	Verizon Communications Inc.	4,099,550

	Electric Utilities – 0.8%

37,193	Portland General Electric Company	1,289,481

	Electrical Equipment – 1.4%

19,447	Ametek Inc.	1,016,689

10,774	Rockwell Automation, Inc.	1,348,474
	Total Electrical Equipment	2,365,163

	Energy Equipment & Services – 3.3%

18,922	Halliburton Company	1,343,651

Nuveen Investments	9

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

7,911	Oceaneering International Inc.	$618,086

26,111	RPC Inc.	613,347

24,815	Schlumberger Limited	2,926,929
	Total Energy Equipment & Services	5,502,013

	Food & Staples Retailing – 2.5%

14,025	Costco Wholesale Corporation	1,615,119

28,792	Fresh Market Inc., (2)	963,668

12,664	Walgreen Co.	938,782

8,056	Wal-Mart Stores, Inc.	604,764
	Total Food & Staples Retailing	4,122,333

	Food Products – 2.2%

19,449	General Mills, Inc.	1,021,850

8,268	Hershey Foods Corporation	805,055

17,929	Kraft Foods Inc.	1,074,844

7,735	Mead Johnson Nutrition Company, Class A Shares	720,670
	Total Food Products	3,622,419

	Health Care Equipment & Supplies – 1.1%

17,874	Baxter International, Inc.	1,292,290

1,227	Intuitive Surgical, Inc., (2)	505,279
	Total Health Care Equipment & Supplies	1,797,569

	Health Care Providers & Services – 2.7%

12,277	Express Scripts, Holding Company, (2)	851,164

23,720	HCA Holdings Inc., (2)	1,337,334

12,683	McKesson HBOC Inc.	2,361,701
	Total Health Care Providers & Services	4,550,199

	Hotels, Restaurants & Leisure – 1.9%

16,010	Las Vegas Sands	1,220,282

12,289	Starbucks Corporation	950,923

13,680	Wyndham Worldwide Corporation	1,035,850
	Total Hotels, Restaurants & Leisure	3,207,055

	Household Products – 1.7%

28,451	Colgate-Palmolive Company	1,939,789

7,952	Kimberly-Clark Corporation	884,421
	Total Household Products	2,824,210

	Industrial Conglomerates – 0.7%

13,429	Carlisle Companies Inc.	1,163,220

	Insurance – 0.8%

20,324	Hanover Insurance Group Inc.	1,283,461

10	Nuveen Investments

Shares	Description (1)	Value

	Internet & Catalog Retail – 2.4%

4,900	Amazon.com, Inc., (2)	$1,591,422

1,984	priceline.com Incorporated, (2)	2,386,752
	Total Internet & Catalog Retail	3,978,174

	Internet Software & Services – 6.1%

4,439	Equinix Inc., (2)	932,590

37,439	Facebook Inc., Class A Shares, (2)	2,519,270

11,477	Google Inc., Class A, (2)	6,710,257
	Total Internet Software & Services	10,162,117

	IT Services – 4.6%

21,794	Cognizant Technology Solutions Corporation, Class A, (2)	1,065,945

6,762	FleetCor Technologies Inc., (2)	891,232

9,364	International Business Machines Corporation (IBM)	1,697,412

31,968	MasterCard, Inc.	2,348,689

7,874	Visa Inc.	1,659,131
	Total IT Services	7,662,409

	Machinery – 2.4%

3,249	Cummins Inc.	501,288

22,433	Donaldson Company, Inc.	949,365

9,609	IDEX Corporation	775,831

7,790	Lincoln Electric Holdings Inc.	544,365

14,724	Wabtec Corporation	1,216,055
	Total Machinery	3,986,904

	Marine – 0.4%

5,742	Kirby Corporation, (2)	672,618

	Media – 5.7%

13,683	CBS Corporation, Class B	850,262

48,918	Comcast Corporation, Class A	2,625,918

13,402	Scripps Networks Interactive, Class A Shares	1,087,438

8,109	Time Warner Cable, Class A	1,194,456

20,836	Viacom Inc., Class B	1,807,106

22,050	Walt Disney Company	1,890,567
	Total Media	9,455,747

	Multiline Retail – 0.3%

7,018	Macy’s, Inc.	407,184

	Oil, Gas & Consumable Fuels – 2.3%

7,600	EOG Resources, Inc.	888,136

8,632	EQT Corporation	922,761

4,017	Pioneer Natural Resources Company	923,147

Nuveen Investments	11

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

12,574	SM Energy Company	$1,057,473
	Total Oil, Gas & Consumable Fuels	3,791,517

	Pharmaceuticals – 3.9%

27,145	AbbVie Inc.	1,532,064

10,579	Actavis PLC, (2)	2,359,646

7,258	Allergan, Inc.	1,228,199

27,696	Bristol-Myers Squibb Company	1,343,533
	Total Pharmaceuticals	6,463,442

	Real Estate Investment Trust – 0.5%

5,089	Simon Property Group, Inc.	846,199

2,544	Washington Prime Group Inc., (2)	47,675
	Total Real Estate Investment Trust	893,874

	Real Estate Management & Development – 0.6%

31,097	CBRE Group Inc., (2)	996,348

	Road & Rail – 2.3%

7,509	Kansas City Southern Industries	807,293

29,762	Union Pacific Corporation	2,968,760
	Total Road & Rail	3,776,053

	Semiconductors & Equipment – 1.9%

14,200	Avago Technologies Limited	1,023,394

22,312	Freescale Semiconductor, Inc., (2)	524,332

36,722	Intel Corporation	1,134,710

10,299	Microchip Technology Incorporated	502,694
	Total Semiconductors & Equipment	3,185,130

	Software – 7.2%

65,658	Cadence Design Systems, Inc., (2)	1,148,358

150,742	Microsoft Corporation	6,285,940

63,701	Oracle Corporation	2,581,802

15,883	Parametric Technology Corporation, (2)	616,260

22,837	Salesforce.com, Inc., (2)	1,326,373
	Total Software	11,958,733

	Specialty Retail – 3.5%

13,895	Gap, Inc.	577,615

37,142	Home Depot, Inc.	3,007,015

9,590	O’Reilly Automotive Inc., (2)	1,444,254

8,745	Restoration Hardware Holdings Incorporated, (2)	813,722
	Total Specialty Retail	5,842,606

12	Nuveen Investments

Shares	Description (1)			Value

	Technology Hardware, Storage & Peripherals – 4.8%

85,715	Apple, Inc.			$7,965,494

	Textiles, Apparel & Luxury Goods – 0.8%

17,199	Nike, Inc., Class B			1,333,782

	Tobacco – 0.8%

11,833	Lorillard Inc.			721,458

7,083	Philip Morris International			597,168
	Total Tobacco			1,318,626
	Total Long-Term Investments (cost $128,990,185)			164,709,742

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.2%

$2,033	Repurchase Agreement Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $2,033,499, collateralized by $2,135,000 U.S. Treasury Notes, 1.375%, due 5/31/20, value $2,078,956	0.000%	7/01/14	$2,033,499
	Total Short-Term Investments (cost $2,033,499)			2,033,499
	Total Investments (cost $131,023,684) – 100.3%			166,743,241
	Other Assets Less Liabilities – (0.3)%			(563,867)
	Net Assets – 100%			$166,179,374

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$164,709,742	$—	$ —	$164,709,742
Short-Term Investments:
Repurchase Agreements	—	2,033,499	—	2,033,499
Total	$164,709,742	$2,033,499	$ —	$166,743,241

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are

Nuveen Investments	13

Nuveen Symphony Large-Cap Growth Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $132,019,299.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$35,953,908
Depreciation	(1,229,966)
Net unrealized appreciation (depreciation) of investments	$34,723,942

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

14	Nuveen Investments

Nuveen Symphony Low Volatility Equity Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.6%

	COMMON STOCKS – 99.6%

	Aerospace & Defense – 5.1%

6,577	General Dynamics Corporation	$766,549

6,577	Honeywell International Inc.	611,332

3,338	TransDigm Group Inc.	558,314

6,930	United Technologies Corporation	800,069
	Total Aerospace & Defense	2,736,264

	Banks – 4.3%

16,313	Bank of America Corporation	250,731

8,060	Pacwest Bancorp.	347,950

4,412	PNC Financial Services Group, Inc.	392,889

25,648	Regions Financial Corporation	272,382

19,557	Wells Fargo & Company	1,027,916
	Total Banks	2,291,868

	Beverages – 0.9%

9,706	Coca-Cola Enterprises Inc.	463,753

	Biotechnology – 3.3%

4,817	Amgen Inc.	570,188

1,676	Biogen Idec Inc., (2)	528,460

8,078	Gilead Sciences, Inc., (2)	669,747
	Total Biotechnology	1,768,395

	Capital Markets – 1.9%

4,606	Ameriprise Financial, Inc.	552,720

5,527	T. Rowe Price Group Inc.	466,534
	Total Capital Markets	1,019,254

	Chemicals – 2.4%

5,813	LyondellBasell Industries NV	567,639

5,755	Methanex Corporation	355,544

1,624	PPG Industries, Inc.	341,284
	Total Chemicals	1,264,467

	Commercial Services & Supplies – 1.9%

5,899	Clean Harbors, Inc., (2)	379,011

14,470	Waste Management, Inc.	647,243
	Total Commercial Services & Supplies	1,026,254

	Communications Equipment – 1.0%

6,683	QUALCOMM, Inc.	529,294

Nuveen Investments	15

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Computers & Peripherals – 4.6%

21,467	Apple, Inc.	$1,994,927

18,416	EMC Corporation	485,077
	Total Computers & Peripherals	2,480,004

	Consumer Finance – 2.7%

8,629	Capital One Financial Corporation	712,755

12,007	Discover Financial Services	744,194
	Total Consumer Finance	1,456,949

	Containers & Packaging – 0.6%

4,793	Packaging Corp. of America	342,652

	Diversified Financial Services – 1.6%

1,323	Intercontinental Exchange Group, Inc.	249,915

16,884	Voya Financial Inc.	613,565
	Total Diversified Financial Services	863,480

	Diversified Telecommunication Services – 0.5%

7,553	AT&T Inc.	267,074

	Electric Utilities – 1.8%

4,768	Pinnacle West Capital Corporation	275,781

19,254	Portland General Electric Company	667,536
	Total Electric Utilities	943,317

	Electrical Equipment – 0.9%

9,564	Ametek Inc.	500,006

	Energy Equipment & Services – 1.1%

3,910	Halliburton Company	277,649

2,823	Helmerich & Payne Inc.	327,779
	Total Energy Equipment & Services	605,428

	Food & Staples Retailing – 0.9%

4,277	Costco Wholesale Corporation	492,539

	Food Products – 2.4%

9,512	Archer-Daniels-Midland Company	419,574

9,214	General Mills, Inc.	484,104

4,127	Hershey Foods Corporation	401,846
	Total Food Products	1,305,524

	Health Care Equipment & Supplies – 2.4%

8,384	Baxter International, Inc.	606,163

10,852	Medtronic, Inc.	691,924
	Total Health Care Equipment & Supplies	1,298,087

	Health Care Providers & Services – 2.8%

9,010	AmerisourceBergen Corporation	654,667

16	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

4,606	McKesson HBOC Inc.	$857,683
	Total Health Care Providers & Services	1,512,350

	Hotels, Restaurants & Leisure – 0.5%

3,137	Starbucks Corporation	242,741

	Household Products – 1.1%

7,158	Procter & Gamble Company	562,547

	Industrial Conglomerates – 1.9%

9,977	Danaher Corporation	785,489

8,124	General Electric Company	213,499
	Total Industrial Conglomerates	998,988

	Insurance – 4.0%

10,294	Arthur J. Gallagher & Co.	479,700

15,035	Assured Guaranty Limited	368,358

10,756	Hartford Financial Services Group, Inc.	385,172

16,749	Hilltop Holdings Inc., (2)	356,084

5,327	RenaisasnceRE Holdings, Limited	569,989
	Total Insurance	2,159,303

	Internet & Catalog Retail – 0.9%

409	priceline.com Incorporated, (2)	492,027

	Internet Software & Services – 2.6%

3,617	Facebook Inc., Class A Shares, (2)	243,388

995	Google Inc., Class A, (2)	581,747

995	Google Inc., Class C Shares, (2)	572,404
	Total Internet Software & Services	1,397,539

	IT Services – 3.8%

3,533	FleetCor Technologies Inc., (2)	465,649

8,607	MasterCard, Inc.	632,356

17,471	Vantiv Inc., (2)	587,375

1,647	Visa Inc.	347,039
	Total IT Services	2,032,419

	Media – 5.3%

7,861	CBS Outdoor Americas Inc.	256,897

10,090	Comcast Corporation, Class A	541,631

9,888	Liberty Global PLC Class C, (2)	418,361

4,245	Madison Square Garden Inc., (2)	265,100

7,686	Viacom Inc., Class B	666,607

7,755	Walt Disney Company	664,914
	Total Media	2,813,510

Nuveen Investments	17

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Multi-Utilities – 2.9%

9,246	Ameren Corporation	$377,976

6,182	DTE Energy Company	481,392

6,556	Public Service Enterprise Group Incorporated	267,419

8,787	Wisconsin Energy Corporation	412,286
	Total Multi-Utilities	1,539,073

	Oil, Gas & Consumable Fuels – 8.0%

4,871	Chevron Corporation	635,909

5,918	EOG Resources, Inc.	691,577

5,209	Exxon Mobil Corporation	524,442

6,929	Phillips 66	557,299

9,485	SemGroup Corporation, A Shares	747,892

2,338	Targa Resources Corporation	326,315

7,822	Teekay Shipping Corporation	486,920

6,250	World Fuel Services Corporation	307,688
	Total Oil, Gas & Consumable Fuels	4,278,042

	Pharmaceuticals – 9.3%

6,089	AbbVie Inc.	343,663

4,423	Actavis PLC, (2)	986,550

4,477	Johnson & Johnson	468,384

13,232	Merck & Company Inc.	765,471

5,632	Mylan Laboratories Inc., (2)	290,386

36,533	Pfizer Inc.	1,084,299

6,119	Teva Pharmaceutical Industries Limited, Sponsored ADR	320,758

5,947	Valeant Pharmaceuticals International, (2)	750,036
	Total Pharmaceuticals	5,009,547

	Real Estate Investment Trust – 1.4%

19,780	Duke Realty Corporation	359,205

4,585	PS Business Parks Inc.	382,802
	Total Real Estate Investment Trust	742,007

	Real Estate Management & Development – 0.8%

13,558	CBRE Group Inc., (2)	434,398

	Road & Rail – 2.4%

5,428	Norfolk Southern Corporation	559,247

7,401	Union Pacific Corporation	738,250
	Total Road & Rail	1,297,497

	Semiconductors & Equipment – 2.5%

27,299	Intel Corporation	843,539

10,847	Linear Technology Corporation	510,568
	Total Semiconductors & Equipment	1,354,107

18	Nuveen Investments

Shares	Description (1)			Value

	Software – 3.5%

5,840	Check Point Software Technology Limited, (2)			$391,455

27,880	Microsoft Corporation			1,162,596

8,348	Oracle Corporation			338,344
	Total Software			1,892,395

	Specialty Retail – 4.1%

8,186	Home Depot, Inc.			662,739

4,606	O’Reilly Automotive Inc., (2)			693,664

3,359	Signet Jewelers Limited			371,472

4,392	Tiffany & Co.			440,298
	Total Specialty Retail			2,168,173

	Thrifts & Mortgage Finance – 0.8%

30,131	TFS Financial Corporation, (2)			429,668

	Tobacco – 0.7%

8,991	Altria Group, Inc.			377,083
	Total Long-Term Investments (cost $41,305,603)			53,388,023

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.4%

$201	Repurchase Agreement Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $201,442, collateralized by $200,000 U.S. Treasury Notes, 2.625%, due 8/15/20, value $210,000	0.000%	7/01/14	$201,442
	Total Short-Term Investments (cost $201,442)			201,442
	Total Investments (cost $41,507,045) – 100.0%			53,589,465
	Other Assets Less Liabilities – 0.0%			26,127
	Net Assets – 100%			$53,615,592

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	19

Nuveen Symphony Low Volatility Equity Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$53,388,023	$—	$ —	$53,388,023
Short-Term Investments:
Repurchase Agreements	—	201,442	—	201,442
Total	$53,388,023	$201,442	$ —	$53,589,465

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $41,527,672.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$12,135,140
Depreciation	(73,347)
Net unrealized appreciation (depreciation) of investments	$12,061,793

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

20	Nuveen Investments

Nuveen Symphony Mid-Cap Core Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.7%

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 1.0%

5,937	BE Aerospace Inc., (2)	$549,113

	Airlines – 1.6%

13,379	Delta Air Lines, Inc.	518,035

12,844	Southwest Airlines Co.	344,990
	Total Airlines	863,025

	Apparel, Accessories & Luxury Goods – 1.8%

16,083	Kate Spade & Company, (2)	613,406

4,355	Michael Kors Holdings Limited, (2)	386,071
	Total Apparel, Accessories & Luxury Goods	999,477

	Auto Components – 1.7%

13,712	Delphi Automotive PLC	942,562

	Automobiles – 1.1%

23,873	Winnebago Industries Inc., (2)	601,122

	Banks – 2.6%

45,476	KeyCorp.	651,671

36,284	Regions Financial Corporation	385,336

10,564	SunTrust Banks, Inc.	423,194
	Total Banks	1,460,201

	Beverages – 1.5%

4,314	Constellation Brands, Inc., Class A, (2)	380,193

6,639	Monster Beverage Corporation, (2)	471,568
	Total Beverages	851,761

	Biotechnology – 1.1%

2,723	Alexion Pharmaceuticals Inc., (2)	425,469

2,038	Vertex Pharmaceuticals Inc., (2)	192,958
	Total Biotechnology	618,427

	Capital Markets – 5.2%

1,959	Affiliated Managers Group Inc., (2)	402,379

33,906	American Capital Limited, (2)	518,423

5,338	Ameriprise Financial, Inc.	640,560

11,482	Invesco LTD	433,446

9,765	SEI Investments Company	319,999

6,706	T. Rowe Price Group Inc.	566,053
	Total Capital Markets	2,880,860

Nuveen Investments	21

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 4.0%

14,822	Huntsman Corporation	$416,498

3,006	LyondellBasell Industries NV	293,536

4,631	Methanex Corporation	286,103

2,778	PPG Industries, Inc.	583,797

7,446	Westlake Chemical Corporation	623,677
	Total Chemicals	2,203,611

	Communication Equipment – 3.0%

22,758	CommScope Holding Company Inc., (2)	526,393

7,237	F5 Networks, Inc., (2)	806,490

17,031	Finisar Corporation, (2)	336,362
	Total Communication Equipment	1,669,245

	Construction & Engineering – 0.7%

11,673	Quanta Services Incorporated, (2)	403,652

	Construction Materials – 1.3%

14,208	Ceasar Stone Sdot Yam Limited	697,328

	Containers & Packaging – 0.7%

5,322	Packaging Corp. of America	380,470

	Diversified Financial Services – 0.5%

1,374	Intercontinental Exchange, Inc.	259,549

	Electric Utilities – 2.0%

8,684	Pinnacle West Capital Corporation	502,283

16,480	PPL Corporation	585,534
	Total Electric Utilities	1,087,817

	Electrical Equipment – 3.0%

10,636	Ametek Inc.	556,050

6,150	Eaton PLC	474,657

4,956	Rockwell Automation, Inc.	620,293
	Total Electrical Equipment	1,651,000

	Electronic Components – 0.9%

5,087	Amphenol Corporation, Class A	490,082

	Electronic Equipment & Instruments – 0.7%

8,307	Avnet Inc.	368,083

	Energy Equipment & Services – 1.5%

4,619	Helmerich & Payne Inc.	536,312

8,219	Superior Energy Services, Inc.	297,035
	Total Energy Equipment & Services	833,347

	Food & Staples Retailing – 0.5%

8,042	Fresh Market Inc., (2)	269,166

22	Nuveen Investments

Shares	Description (1)	Value

	Food Products – 4.6%

4,450	Hershey Foods Corporation	$433,297

8,834	Kraft Foods Inc.	529,598

18,898	Pinnacle Foods Inc.	621,744

11,361	Tyson Foods, Inc., Class A	426,492

16,812	WhiteWave Foods Company, (2)	544,204
	Total Food Products	2,555,335

	Gas Utilities – 1.0%

10,386	AGL Resources Inc.	571,542

	Health Care Equipment & Supplies – 1.8%

5,203	Sirona Dental Systems, Inc., (2)	429,039

5,496	Zimmer Holdings, Inc.	570,815
	Total Health Care Equipment & Supplies	999,854

	Health Care Providers & Services – 4.6%

9,422	AmerisourceBergen Corporation	684,603

18,532	AMN Healthcare Services Inc., (2)	227,944

2,775	Cardinal Health, Inc.	190,254

2,485	CIGNA Corporation	228,545

5,086	Davita Inc., (2)	367,820

12,309	HCA Holdings Inc., (2)	693,981

1,290	Humana Inc.	164,759
	Total Health Care Providers & Services	2,557,906

	Health Care Technology – 0.7%

17,454	MedAssets Inc., (2)	398,649

	Hotels, Restaurants & Leisure – 3.8%

35,918	ClubCorp Holdings Inc.	665,920

8,490	Royal Caribbean Cruises Limited	472,044

3,343	Starwood Hotels & Resorts Worldwide, Inc.	270,181

6,522	Wyndham Worldwide Corporation	493,846

1,129	Wynn Resorts Ltd	234,335
	Total Hotels, Restaurants & Leisure	2,136,326

	Household Durables – 1.7%

18,384	D.R. Horton, Inc.	451,879

3,507	Whirlpool Corporation	488,245
	Total Household Durables	940,124

	Insurance – 3.6%

2,767	AON PLC	249,279

13,776	Hartford Financial Services Group, Inc.	493,319

5,543	Torchmark Corporation	454,083

Nuveen Investments	23

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

9,518	WR Berkley Corporation	$440,779

10,614	XL Capital Ltd, Class A	347,396
	Total Insurance	1,984,856

	Internet & Catalog Retail – 0.4%

462	NetFlix.com Inc., (2)	203,557

	Internet Software & Services – 1.7%

1,407	Equinix Inc., (2)	295,597

9,991	Facebook Inc., Class A Shares, (2)	672,294
	Total Internet Software & Services	967,891

	IT Services – 2.1%

1,489	Alliance Data Systems Corporation, (2)	418,781

5,687	Amdocs Limited	263,479

3,705	FleetCor Technologies Inc., (2)	488,319
	Total IT Services	1,170,579

	Life Sciences Tools & Services – 1.0%

11,981	Perkinelmer Inc.	561,190

	Machinery – 3.6%

4,552	Ingersoll Rand Company Limited, Class A	284,546

7,793	PACCAR Inc.	489,634

4,490	Stanley Black & Decker Inc.	394,312

3,282	WABCO Holdings Inc., (2)	350,583

5,783	Wabtec Corporation	477,618
	Total Machinery	1,996,693

	Media – 0.7%

4,699	Viacom Inc., Class B	407,544

	Multi-Utilities – 3.1%

12,789	Ameren Corporation	522,814

25,882	CenterPoint Energy, Inc.	661,026

6,987	DTE Energy Company	544,078
	Total Multi-Utilities	1,727,918

	Oil, Gas & Consumable Fuels – 5.6%

3,599	EQT Corporation	384,733

1,880	Pioneer Natural Resources Company	432,043

6,278	Range Resources Corporation	545,872

8,003	SemGroup Corporation, A Shares	631,037

6,289	SM Energy Company	528,905

9,135	Teekay Shipping Corporation	568,654
	Total Oil, Gas & Consumable Fuels	3,091,244

24	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals – 3.5%

4,383	Actavis PLC, (2)	$977,627

12,141	Mylan Laboratories Inc., (2)	625,990

2,546	Salix Pharmaceuticals Limited, (2)	314,049
	Total Pharmaceuticals	1,917,666

	Real Estate Investment Trust – 5.7%

6,569	Health Care REIT, Inc.	411,679

37,418	Healthcare Trust of America Inc., Class A	450,513

14,839	Host Hotels & Resorts Inc.	326,606

14,499	Starwood Waypoint Residential Trust, (2)	380,019

12,566	Tanger Factory Outlet Centers	439,433

12,199	UDR Inc.	349,257

7,074	Ventas Inc.	453,443

10,576	Weyerhaeuser Company	349,960
	Total Real Estate Investment Trust	3,160,910

	Road & Rail – 0.9%

4,822	Kansas City Southern Industries	518,413

	Semiconductors & Equipment – 2.9%

19,566	Applied Materials, Inc.	441,213

6,536	Avago Technologies Limited	471,050

6,232	Linear Technology Corporation	293,340

12,714	Micron Technology, Inc., (2)	418,926
	Total Semiconductors & Equipment	1,624,529

	Software – 2.2%

13,198	Activision Blizzard Inc.	294,315

22,155	Cadence Design Systems, Inc., (2)	387,491

13,216	Parametric Technology Corporation, (2)	512,781
	Total Software	1,194,587

	Specialty Retail – 4.3%

597	AutoZone, Inc., (2)	320,135

11,895	Gap, Inc.	494,475

3,076	O’Reilly Automotive Inc., (2)	463,246

7,522	Restoration Hardware Holdings Incorporated, (2)	699,921

3,488	Signet Jewelers Limited	385,738
	Total Specialty Retail	2,363,515

	Technology Hardware, Storage & Peripherals – 1.2%

7,332	Western Digital Corporation	676,744

	Textiles, Apparel & Luxury Goods – 0.7%

15,996	Wolverine World Wide Inc.	416,856

Nuveen Investments	25

Nuveen Symphony Mid-Cap Core Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Tobacco – 0.3%

3,070	Lorillard Inc.			$187,178

	Trading Companies & Distributors – 0.6%

3,689	WESCO International Inc., (2)			318,656
	Total Long-Term Investments (cost $47,650,674)			54,730,160

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4%

$1,327	Repurchase Agreement Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $1,327,148, collateralized by $1,360,000 U.S. Treasury Notes, 1.875%, due 6/30/20, value $1,358,300	0.000%	7/01/14	$1,327,148
	Total Short-Term Investments (cost $1,327,148)			1,327,148
	Total Investments (cost $48,977,822) – 101.1%			56,057,308
	Other Assets Less Liabilities – (1.1)%			(614,101)
	Net Assets – 100%			$55,443,207

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$54,730,160	$—	$—	$54,730,160
Short-Term Investments:
Repurchase Agreements	—	1,327,148	—	1,327,148
Total	$54,730,160	$1,327,148	$—	$56,057,308

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

26	Nuveen Investments

As of June 30, 2014, the cost of investments was $48,981,955.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$7,312,278
Depreciation	(236,925)
Net unrealized appreciation (depreciation) of investments	$7,075,353

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

Nuveen Investments	27

Nuveen Symphony Small Cap Core Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.4%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 1.2%

670	GenCorp Inc., (2)	$12,797

	Automobiles – 0.8%

360	Winnebago Industries Inc., (2)	9,065

	Banks – 4.6%

180	Banner Corporation	7,133

560	BBCN Bancorp Inc.	8,932

430	Pacwest Bancorp.	18,563

320	Trico Bancshares	7,405

170	Wintrust Financial Corporation	7,820
	Total Banks	49,853

	Biotechnology – 1.8%

520	Emergent BioSolutions, Inc., (2)	11,679

147	ISIS Pharmaceuticals, Inc., (2)	5,064

690	Progenics Pharmaceuticals, Inc., (2)	2,974
	Total Biotechnology	19,717

	Building Products – 0.5%

200	Trex Company Inc., (2)	5,764

	Capital Markets – 3.6%

800	American Capital Limited, (2)	12,232

460	Manning & Napier Inc.	7,940

350	RCS Capital Corporation	7,431

50	Virtus Investment Partners Inc.	10,588
	Total Capital Markets	38,191

	Chemicals – 3.0%

210	Methanex Corporation	12,974

140	Minerals Technologies Inc.	9,181

120	Westlake Chemical Corporation	10,051
	Total Chemicals	32,206

	Commercial Services & Supplies – 2.1%

680	CECO Environmental Corporation	10,601

220	G&K Services, Inc.	11,455
	Total Commercial Services & Supplies	22,056

	Communications Equipment – 1.8%

670	CommScope Holding Company Inc., (2)	15,497

28	Nuveen Investments

Shares	Description (1)	Value

	Communications Equipment (continued)

190	Finisar Corporation, (2)	$3,753
	Total Communications Equipment	19,250

	Containers & Packaging – 0.6%

310	Myers Industries, Inc.	6,228

	Diversified Consumer Services – 0.7%

120	Ascent Media Corporation, (2)	7,921

	Electric Utilities – 2.4%

280	El Paso Electric Company	11,259

420	Portland General Electric Company	14,561
	Total Electric Utilities	25,820

	Electrical Equipment – 2.3%

300	Generac Holdings Inc., (2)	14,622

380	Thermon Group Holdings Inc., (2)	10,002
	Total Electrical Equipment	24,624

	Electronic Equipment & Instruments – 2.3%

400	Newport Corporation, (2)	7,400

170	SYNNEX Corporation, (2)	12,385

300	Vishay Precision Group Inc., (2)	4,938
	Total Electronic Equipment & Instruments	24,723

	Energy Equipment & Services – 1.8%

310	ERA Group Incorporated, (2)	8,891

180	Matrix Service Company, (2)	5,902

250	Pioneer Energy Services Corporation, (2)	4,385
	Total Energy Equipment & Services	19,178

	Food Products – 2.4%

430	Dean Foods Company	7,564

170	Post Holdings Inc., (2)	8,655

280	WhiteWave Foods Company, (2)	9,064
	Total Food Products	25,283

	Health Care Equipment & Supplies – 3.5%

390	Derma Sciences Inc., (2)	4,508

270	DexCom, Inc., (2)	10,708

200	Insulet Corporation, (2)	7,934

420	Merit Medical Systems, Inc., (2)	6,342

466	Veracyte Inc., (2)	7,978
	Total Health Care Equipment & Supplies	37,470

	Health Care Providers & Services – 5.5%

600	Bioscrip, Inc., (2)	5,004

Nuveen Investments	29

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

330	Capital Senior Living Corporation, (2)	$7,867

670	Select Medical Corporation	10,452

330	Surgical Care Affiliates Inc., (2)	9,596

210	Team Health Holdings Inc., (2)	10,487

840	Universal American Corporation	6,997

110	Wellcare Health Plans Inc., (2)	8,213
	Total Health Care Providers & Services	58,616

	Health Care Technology – 0.8%

360	MedAssets Inc., (2)	8,222

	Hotels, Restaurants & Leisure – 2.2%

400	ClubCorp Holdings Inc.	7,416

170	Marriott Vacations World, (2)	9,967

490	Penn National Gaming, Inc., (2)	5,949
	Total Hotels, Restaurants & Leisure	23,332

	Household Durables – 0.7%

384	Brookfield Residential Properties Inc., (2)	7,968

	Insurance – 6.2%

540	American Equity Investment Life Holding Company	13,284

220	Argo Group International Holdings Inc.	11,244

570	Fidelity & Guaranty Life	13,646

640	Hilltop Holdings Inc., (2)	13,606

310	Primerica Inc.	14,834
	Total Insurance	66,614

	IT Services – 4.7%

280	Cardtronics Inc., (2)	9,542

260	CSG Systems International Inc.	6,789

510	Evertec Inc.	12,362

240	VeriFone Holdings Inc., (2)	8,820

120	WEX Inc., (2)	12,596
	Total IT Services	50,109

	Machinery – 5.0%

390	Barnes Group Inc.	15,031

270	John Bean Technologies Corporation	8,367

780	Meritor Inc., (2)	10,171

980	Mueller Water Products Inc.	8,467

290	Sun Hydraulics Corporation	11,774
	Total Machinery	53,810

	Media – 3.7%

250	CBS Outdoor Americas Inc.	8,170

30	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

1,630	Cumulus Media, Inc., (2)	$10,742

130	Madison Square Garden Inc., (2)	8,119

430	Starz, Class A, (2)	12,810
	Total Media	39,841

	Oil, Gas & Consumable Fuels – 8.4%

190	Carrizo Oil & Gas, Inc., (2)	13,159

700	DHT Maritime Inc.	5,040

200	Enlink Midstream LLC	8,332

290	NuStar Group Holdings LLC	11,342

170	Oasis Petroleum Inc., (2)	9,501

250	SemGroup Corporation, A Shares	19,714

100	Targa Resources Corporation	13,957

140	Teekay Shipping Corporation	8,715
	Total Oil, Gas & Consumable Fuels	89,760

	Paper & Forest Products – 2.0%

110	Clearwater Paper Corporation, (2)	6,789

440	KapStone Paper and Packaging Corp., (2)	14,577
	Total Paper & Forest Products	21,366

	Pharmaceuticals – 0.4%

30	Jazz Pharmaceuticals, Inc., (2)	4,410

	Real Estate Investment Trust – 6.9%

380	Chesapeake Lodging Trust	11,487

950	DiamondRock Hospitality Company	12,179

140	EastGroup Properties Inc.	8,992

770	iStar Financial Inc., (2)	11,535

120	PS Business Parks Inc.	10,019

1,490	Resource Capital Corporation	8,389

380	Select Income REIT	11,263
	Total Real Estate Investment Trust	73,864

	Real Estate Management & Development – 0.9%

80	Altisource Portfolio Solutions SA, (2)	9,166

	Road & Rail – 1.0%

100	Genesee & Wyoming Inc., (2)	10,500

	Semiconductors & Equipment – 2.5%

310	Inphi Corporation, (2)	4,551

331	MA-COM Technology Solutions Holdings Incorporated, (2)	7,441

710	Spansion Inc., Class A, (2)	14,960
	Total Semiconductors & Equipment	26,952

Nuveen Investments	31

Nuveen Symphony Small Cap Core Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Software – 4.6%

180	Aspen Technology Inc., (2)	$8,352

420	Manhattan Associates Inc., (2)	14,461

290	Mentor Graphics Corporation	6,255

340	Parametric Technology Corporation, (2)	13,192

520	TiVo, Inc., (2)	6,713
	Total Software	48,973

	Specialty Retail – 3.1%

300	CST Brands Inc.	10,350

180	Lithia Motors Inc.	16,933

70	Restoration Hardware Holdings Incorporated, (2)	6,514
	Total Specialty Retail	33,797

	Textiles, Apparel & Luxury Goods – 1.4%

160	Kate Spade & Company, (2)	6,102

220	Movado Group Inc.	9,167
	Total Textiles, Apparel & Luxury Goods	15,269

	Thrifts & Mortgage Finance – 1.3%

260	First Defiance Financial Corporation	7,462

640	NMI Holdings Inc., Class A Shares, (2)	6,720
	Total Thrifts & Mortgage Finance	14,182

	Trading Companies & Distributors – 3.2%

310	CAI International Inc., (2)	6,823

360	H&E Equipment Services, Inc., (2)	13,082

140	Watsco Inc.	14,386
	Total Trading Companies & Distributors	34,291
	Total Common Stocks (cost $992,054)	1,071,188

Shares	Description (1), (3)	Value

	EXCHANGE-TRADED FUNDS – 0.5%

70	iShares Micro-Cap ETF	$5,328
	Total Exchange-Traded Funds (cost $5,374)	5,328
	Total Long-Term Investments (cost $997,428)	1,076,516
	Other Assets Less Liabilities – (0.4)%	(4,179)
	Net Assets – 100%	$1,072,337

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

32	Nuveen Investments

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,071,188	$—	$—	$1,071,188
Exchange-Traded Funds	5,328	—	—	5,328
Total	$1,076,516	$—	$—	$1,076,516

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $997,428.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$105,658
Depreciation	(26,570)
Net unrealized appreciation (depreciation) of investments	$79,088

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

REIT	Real Estate Investment Trust.

Nuveen Investments	33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2014